Leases	12 Months Ended
Dec. 31, 2025
ColdQuanta, Inc. dba Infleqtion [Member]
Leases [Line Items]
Leases
17. Leases
Cash paid for operating lease was $1.8 million and $1.4 million for the years ended December 31, 2025 and 2024, respectively. Operating lease expense was $1.0 million and $1.7 million for the years ended December 31, 2025 and 2024, respectively.
Weighted average remaining lease terms and discount rates for operating leases were as follows:

	As of December 31,
	2025	2024
Weighted-average remaining lease term (in years)	6.28	5.85
Weighted-average discount rate	8.04%	8.47%
The amount of undiscounted future minimum lease payments as of December 31, 2025 is as follows (in thousands):

Total Lease Payments
2026	$1,504
2027	1,025
2028	955
2029	941
2030	576
Thereafter	1,605

Total lease payments	6,606
Less: Present value adjustment	(1,456)

Present value of lease liabilities	$5,150